Bank borrowings - Borrowing detail by maturity - (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Borrowings [abstract]
Maturity of bank borrowings	$ 99,840
Not later than one year
Borrowings [abstract]
Maturity of bank borrowings	96,170
Later than three years and not later than four years
Borrowings [abstract]
Maturity of bank borrowings	3,670
Receivable Factoring Facility
Borrowings [abstract]
Maturity of bank borrowings	93,941
Receivable Factoring Facility | Not later than one year
Borrowings [abstract]
Maturity of bank borrowings	93,941
Other Loans
Borrowings [abstract]
Maturity of bank borrowings	5,899
Other Loans | Not later than one year
Borrowings [abstract]
Maturity of bank borrowings	2,229
Other Loans | Later than three years and not later than four years
Borrowings [abstract]
Maturity of bank borrowings	$ 3,670